Fair Value Measurements (Details Narrative) - USD ($) $ in Thousands	Sep. 30, 2015	Sep. 30, 2014
Fair Value Disclosures [Abstract]
Assets measured at fair value on a recurring basis	$ 0
Liabilities measured at fair value on a recurring basis	0
Assets measured at fair value on a non-recurring basis	0
Liabilities measured at fair value on a non-recurring basis	0
Carrying amount of other long-term debt	48,685	$ 55,956
Fair value of other long-term debt	$ 52,001	$ 59,799